Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 32,000	¥ 26,293	¥ 32,724
Interim dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	16,000	14,212	16,252
Final dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 16,000	¥ 12,081	¥ 16,472